Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606-1698

Telephone: (312) 569-1100

Fax: (312) 569-3107

www.faegredrinker.com

September 24, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”)
1933 Act File No. 333-230320
1940 Act File No. 811-23166

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund pursuant to General Instruction A.2 on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to update the financial statements of the Fund and to make certain other non-material changes.

The prospectus and statement of additional information (and the disclosure incorporated by reference to the Fund’s N-CSR) relating to the Registration Statement are substantially similar to those included in the Fund’s registration statement filing made on Form N-2 on October 11, 2019 (“2019 N-2 Filing”) (Accession No. 0001398344-19-017788). The differences between the Registration Statement and the Fund’s 2019 N-2 Filing include the inclusion of the Fund’s audited financial statements for the fiscal year ended June 30, 2020 and other non-substantive changes, including those that relate to certain items updated pursuant to General Instruction A.2 on Form N-2.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before October 30, 2020. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Josh Deringer
Jon Mohrhardt
Marc Collins
Chris Moore